EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of common shares in issue. The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2018, 2017 and 2016:

		For the years ended December 31,
		2018	2017	2016
Profit attributable to owners of the Company	€ thousand	784,678	535,393	398,762
Weighted average number of common shares	thousand	188,606	188,951	188,923
Basic earnings per common share		€4.16	2.83	2.11

Diluted earnings per share
The weighted average number of common shares for diluted earnings per share was increased to take into consideration the theoretical effect of (i) the potential common shares that would be issued under the equity incentive plan (see Note 22 for additional details of the equity incentive plan) for the years ended December 31, 2018 and 2017, and (ii) the potential common shares that would have been issued for the Non-Executive Directors’ compensation agreement for the years ended December 31, 2017 and 2016.
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2018, 2017 and 2016:

		For the years ended December 31,
		2018	2017	2016
Profit attributable to owners of the Company	€ thousand	784,678	535,393	398,762
Weighted average number of common shares for diluted earnings per common share	thousand	189,394	189,759	188,946
Diluted earnings per common share		€4.14	2.82	2.11